Mining Interests - Disclosure of Carrying Amount of Investments in Associates and Joint Venture (Parenthetical) (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2012	Jun. 30, 2009	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [line items]
Share of net earnings (loss) of associates and joint venture			$ 189,000,000	$ 171,000,000
Share of net earnings (loss) of associates and joint venture			144,000,000	171,000,000
InterestReceivable			4,000,000	31,000,000
Pueblo Viejo Dominicana Corporation [member]
Disclosure of associates and joint ventures [line items]
Share of net earnings (loss) of associates and joint venture			142,000,000
Share of net earnings (loss) of associates and joint venture			142,000,000	169,000,000
ShareholderLoanWithAssociate		$ 400,000,000
CarryingAmountOfShareholderLoanToAssociate			$ 506,000,000	537,000,000
ShareholderLoanAgreementTerm		15 years
AdditionalFundingProvidedViaAdditionalShareholderLoanWithAssociate	$ 300,000,000
AdditionalFundingTerm	15 years
InterestRateOnShareholderLoanWithAssociate			95% of LIBOR plus 2.95%
InterestReceivable			$ 4,000,000	31,000,000
Minera Alumbrera Limited [member]
Disclosure of associates and joint ventures [line items]
Provision to fund reclamation costs			45,000,000	0
NuevaUnion SpA [member]
Disclosure of associates and joint ventures [line items]
Share of net earnings (loss) of associates and joint venture			2,000,000
Share of net earnings (loss) of associates and joint venture			2,000,000	2,000,000
Cash and cash equivalents			15,000,000	3,000,000
Current financial liabilities			21,000,000	4,000,000
Non-current financial liabilities			0	0
Capital and operating commitments			$ 92,000,000	$ 39,000,000